FHLB Advances, Other Borrowings and Junior Subordinated Notes Payable	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
FHLB Advances, Other Borrowings and Junior Subordinated Notes Payable
FHLB Advances, Other Borrowings and Junior Subordinated Notes Payable
The composition of borrowed funds at September 30, 2012 and December 31, 2011 was as follows:

	September 30, 2012			December 31, 2011
	Balance	Weighted average balance	Weighted average rate	Balance	Weighted average balance	Weighted average rate
	(Dollars in Thousands)
Federal funds purchased	$—	$148	0.81%	$—	$252	0.90%
FHLB advances	472	2,520	1.32	482	656	5.83
Line of credit	10	2,223	4.04	810	2,236	4.06
Subordinated notes payable	39,000	39,000	6.99	39,000	39,000	6.12
Junior subordinated notes	10,315	10,315	10.79	10,315	10,315	10.78
	$49,797	$54,206	7.33	$50,607	$52,459	6.94

Short-term borrowings	$482			$810
Long-term borrowings	49,315			49,797
	$49,797			$50,607

As of September 30, 2012, the Corporation was in compliance with its debt covenants under its senior line of credit. The Corporation pays an unused line fee on its secured senior line of credit. For the nine months ended September 30, 2012 and 2011, the Corporation incurred unused line fee expense of $8,000 and $7,000, respectively. The unused line fee is recorded as a component of interest expense.
During the first quarter of 2012, the Corporation sold and issued approximately $6.2 million in aggregate principal amount of subordinated debentures to certain accredited investors. The debentures have been structured to qualify as Tier 2 capital, mature on January 15, 2022 and bear a fixed interest rate of 7.5% per year for their entire term. The Corporation may, at its option, redeem the debentures, in whole or part, at any time after the fifth anniversary of issuance. The Corporation used the net proceeds from the sale of the debentures to replace a portion of its existing $39.0 million of subordinated notes payable to diversify its sources of debt, obtain a longer term fixed rate instrument and enhance its regulatory capital position.